Document and Entity Information Document	Mar. 01, 2021
Document Information [Line Items]
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Address, Address Line One	205 Crosspoint Parkway
Entity File Number	0-27618
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	COLUMBUS MCKINNON CORPORATION
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0547600
Entity Address, City or Town	Getzville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14068
Trading Symbol	CMCO
Security Exchange Name	NASDAQ
City Area Code	716
Local Phone Number	689-5400
Entity Central Index Key	0001005229
Amendment Flag	false